Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2019

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,161,032	¥1,161,032	¥1,161,032	¥0	¥0
Restricted cash	122,548	122,548	122,548	0	0
Installment loans (net of allowance for probable loan losses)	3,231,708	3,228,750	0	199,590	3,029,160
Equity securities*1	425,593	425,593	68,631	295,769	61,193
Trading debt securities	1,564	1,564	0	1,564	0
Available-for-sale debt securities	1,264,244	1,264,244	24,831	1,138,966	100,447
Held-to-maturity debt securities	114,061	144,326	0	120,714	23,612
Other Assets:
Time deposits	4,754	4,754	0	4,754	0
Derivative assets*2	13,998	13,998	0	0	0
Reinsurance recoverables (Investment contracts)	29,989	30,400	0	0	30,400
Liabilities:
Short-term debt	¥309,549	¥309,549	¥0	¥309,549	¥0
Deposits	1,782,198	1,782,753	0	1,782,753	0
Policy liabilities and Policy account balances (Investment contracts)	244,497	244,653	0	0	244,653
Long-term debt	4,186,222	4,199,341	0	1,158,287	3,041,054
Other Liabilities:
Derivative liabilities*2	24,461	24,461	0	0	0

*1	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”
March 31, 2020

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥982,666	¥982,666	¥982,666	¥0	¥0
Restricted cash	152,618	152,618	152,618	0	0
Installment loans (net of allowance for probable loan losses)	3,695,342	3,653,042	0	207,950	3,445,092
Equity securities*1	375,174	375,174	58,400	232,873	83,901
Trading debt securities	7,431	7,431	0	7,431	0
Available-for-sale debt securities	1,631,185	1,631,185	21,490	1,521,342	88,353
Held-to-maturity debt securities	113,805	143,189	0	118,472	24,717
Other Assets:
Time deposits	5,918	5,918	0	5,918	0
Derivative assets*2	30,538	30,538	0	0	0
Reinsurance recoverables (Investment contracts)	8,625	8,298	0	0	8,298
Liabilities:
Short-term debt	¥336,832	¥336,832	¥0	¥336,832	¥0
Deposits	2,086,765	2,088,513	0	2,088,513	0
Policy liabilities and Policy account balances (Investment contracts)	213,885	214,048	0	0	214,048
Long-term debt	4,279,354	4,291,697	0	1,247,587	3,044,110
Other Liabilities:
Derivative liabilities*2	64,497	64,497	0	0	0

*1	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”